Property Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property plant and equipment, net
Beginning balance	$ 16,716
Effect of changes in exchange rates	(71)	$ 51
Ending balance	14,143	16,716
Machinery, equipment and vehicles
Property plant and equipment, net
Beginning balance	6,586
Ending balance	5,340	6,586
Computers and peripherals
Property plant and equipment, net
Beginning balance	840
Ending balance	728	840
Office furniture and equipment
Property plant and equipment, net
Beginning balance	156
Ending balance	155	156
Leasehold improvements
Property plant and equipment, net
Beginning balance	2,840
Ending balance	2,300	2,840
Buildings
Property plant and equipment, net
Beginning balance	6,294
Ending balance	5,620	6,294
Cost
Property plant and equipment, net
Beginning balance	42,161	29,535
Additions	2,788	12,023
Disposals	(5,033)	(633)
Effect of changes in exchange rates	(1,204)	1,236
Ending balance	38,712	42,161
Cost | Machinery, equipment and vehicles
Property plant and equipment, net
Beginning balance	19,049	11,809
Additions	2,270	7,179
Disposals	(3,865)	(393)
Effect of changes in exchange rates	(561)	454
Ending balance	16,893	19,049
Cost | Computers and peripherals
Property plant and equipment, net
Beginning balance	5,027	3,945
Additions	196	984
Disposals	(65)	(13)
Effect of changes in exchange rates	(62)	111
Ending balance	5,096	5,027
Cost | Office furniture and equipment
Property plant and equipment, net
Beginning balance	1,853	1,591
Additions	76	241
Disposals	(39)	(23)
Effect of changes in exchange rates	(59)	44
Ending balance	1,831	1,853
Cost | Leasehold improvements
Property plant and equipment, net
Beginning balance	9,451	6,130
Additions	246	3,509
Disposals	(1,064)	(204)
Effect of changes in exchange rates	(38)	16
Ending balance	8,595	9,451
Cost | Buildings
Property plant and equipment, net
Beginning balance	6,781	6,060
Additions		110
Effect of changes in exchange rates	(484)	611
Ending balance	6,297	6,781
Depreciation accrued
Property plant and equipment, net
Beginning balance	(25,445)	(23,692)
Additions (depreciation)	2,562	1,972
Disposals	4,146	379
Impairment loss	1,283
Effect of changes in exchange rates	575	(160)
Ending balance	(24,569)	(25,445)
Depreciation accrued | Machinery, equipment and vehicles
Property plant and equipment, net
Beginning balance	(12,463)	(11,809)
Additions (depreciation)	1,137	921
Disposals	2,978	253
Impairment loss	1,283
Effect of changes in exchange rates	352	14
Ending balance	(11,553)	(12,463)
Depreciation accrued | Computers and peripherals
Property plant and equipment, net
Beginning balance	(4,187)	(3,945)
Additions (depreciation)	338	169
Disposals	65	8
Effect of changes in exchange rates	92	(81)
Ending balance	(4,368)	(4,187)
Depreciation accrued | Office furniture and equipment
Property plant and equipment, net
Beginning balance	(1,697)	(1,591)
Additions (depreciation)	93	70
Disposals	38	7
Effect of changes in exchange rates	76	(43)
Ending balance	(1,676)	(1,697)
Depreciation accrued | Leasehold improvements
Property plant and equipment, net
Beginning balance	(6,611)	(6,130)
Additions (depreciation)	757	581
Disposals	1,065	111
Effect of changes in exchange rates	8	(11)
Ending balance	(6,295)	(6,611)
Depreciation accrued | Buildings
Property plant and equipment, net
Beginning balance	(487)	(217)
Additions (depreciation)	237	231
Effect of changes in exchange rates	47	(39)
Ending balance	$ (677)	$ (487)